10. Convertible Promissory Notes Payable	12 Months Ended
Dec. 31, 2016
Notes
10. Convertible Promissory Notes Payable

10.  Convertible Promissory Notes Payable

The Company had the following convertible notes payable:

	December 31,	December 31,
	2016	2015

Convertible Note Payable	$ -	$35,000
Less: Discounts	-	29,167

Convertible note payable, net	$ -	$5,833

See Notes 6 and 8 for the disclosures on convertible notes.